Investment Objectives and Goals	Aug. 16, 2026
Brickworks Core US Equity ETF
Prospectus [Line Items]
Risk/Return [Heading]	Brickworks Core US Equity ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
The Brickworks Core US Equity ETF (the “Fund”) seeks total return through a combination of current dividend income and capital appreciation, while seeking lower volatility than the broader equity market.

Brickworks Extended Market ETF
Prospectus [Line Items]
Risk/Return [Heading]	Brickworks Extended Market ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Brickworks Extended Market ETF (the “Fund”) seeks to achieve long-term capital growth.